Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.82463%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$545,123.57

Principal:
Principal Collections	$14,748,182.03
Prepayments in Full	$4,996,851.75
Liquidation Proceeds	$133,581.67
Recoveries	$103,973.43
Sub Total	$19,982,588.88
Collections	$20,527,712.45

Purchase Amounts:
Purchase Amounts Related to Principal	$800,715.70
Purchase Amounts Related to Interest	$2,682.85
Sub Total	$803,398.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,331,111.00

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,331,111.00
Servicing Fee	$255,495.47	$255,495.47	$0.00	$0.00	$21,075,615.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,075,615.53
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,075,615.53
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,075,615.53
Interest - Class A-3 Notes	$55,065.03	$55,065.03	$0.00	$0.00	$21,020,550.50
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$20,803,750.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,803,750.50
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$20,715,737.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,715,737.17
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$20,652,595.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,652,595.17
Regular Principal Payment	$19,169,413.38	$19,169,413.38	$0.00	$0.00	$1,483,181.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,483,181.79
Residual Released to Depositor	$0.00	$1,483,181.79	$0.00	$0.00	$0.00
Total		$21,331,111.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,169,413.38
Total					$19,169,413.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,169,413.38	$42.46	$55,065.03	$0.12	$19,224,478.41	$42.58
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$19,169,413.38	$12.20	$423,020.36	$0.27	$19,592,433.74	$12.47

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$39,567,689.15	0.0876361	$20,398,275.77	0.0451789
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$253,657,689.15	0.1613814	$234,488,275.77	0.1491855

Pool Information
Weighted Average APR	2.252%	2.245%
Weighted Average Remaining Term	24.71	24.00
Number of Receivables Outstanding	28,955	28,069
Pool Balance	$306,594,565.28	$285,741,579.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$285,093,428.84	$265,924,015.46
Pool Factor	0.1784577	0.1663199

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$19,817,564.33
Targeted Overcollateralization Amount	$51,253,304.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,253,304.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$173,654.34
(Recoveries)		144	$103,973.43
Net Loss for Current Collection Period			$69,680.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2727%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6392%
Second Prior Collection Period			0.7696%
Prior Collection Period			0.0608%
Current Collection Period			0.2823%
Four Month Average (Current and Prior Three Collection Periods)			0.4380%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,858	$15,503,179.74
(Cumulative Recoveries)			$2,912,053.52
Cumulative Net Loss for All Collection Periods			$12,591,126.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7329%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,018.45
Average Net Loss for Receivables that have experienced a Realized Loss			$3,263.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	310	$4,394,272.68
61-90 Days Delinquent	0.19%	38	$557,022.42
91-120 Days Delinquent	0.11%	13	$305,294.88
Over 120 Days Delinquent	0.31%	48	$880,270.72
Total Delinquent Receivables	2.15%	409	$6,136,860.70

Repossession Inventory:
Repossessed in the Current Collection Period		6	$95,066.78
Total Repossessed Inventory		19	$328,212.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3231%
Prior Collection Period			0.3005%
Current Collection Period			0.3527%
Three Month Average			0.3254%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6098%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer